Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basic:
Profit attributable to shareholders of the Company	¥ 687,483	¥ 200,052	¥ 541,932
Weighted average number of common stock in issue (in thousands of shares)	1,370,214	1,375,118	1,397,599
Basic earnings per share	¥ 501.73	¥ 145.48	¥ 387.76
Diluted:
Profit attributable to the common shareholders of the Company	¥ 687,483	¥ 200,052	¥ 541,932
Impact of dilutive potential ordinary shares issued by subsidiaries		(3)	(19)
Net profit used to determine diluted earnings per share	¥ 687,483	¥ 200,049	¥ 541,913
Weighted average number of common stock in issue (in thousands of shares)	1,370,214	1,375,118	1,397,599
Adjustments for stock options (in thousands of shares)	658	802	924
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,370,872	1,375,920	1,398,523
Diluted earnings per share	¥ 501.49	¥ 145.39	¥ 387.49